Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SCHRODER GLOBAL SERIES TRUST
Central Index Key	0001236572
Amendment Flag	false
Document Creation Date	Feb. 28, 2012
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SNAEX
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SNAVX
Schroder Global Quality Fund | Schroder Global Quality Fund | Schroder Global Quality Fund-Institutional Class
Risk/Return:
Trading Symbol	SQQIX
Schroder Global Quality Fund | Schroder Global Quality Fund | Schroder Global Quality Fund-Institutional Service Shares
Risk/Return:
Trading Symbol	SQQJX
Schroder Global Value Fund | Schroder Global Value Fund | Schroder Global Value Fund-Institutional Class
Risk/Return:
Trading Symbol	SQVIX
Schroder Global Value Fund | Schroder Global Value Fund | Schroder Global Value Fund-Institutional Service Shares
Risk/Return:
Trading Symbol	SQVJX